Fees Summary	Jan. 26, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,355,198.79
Previously Paid Amount	0
Total Fee Amount	187.15
Total Offset Amount	0
Net Fee	$ 187.15